Share-Based Compensation (Details) - USD ($)		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2023
Share-Based Compensation [Line Items]
Total outstanding shares percentage	22.50%
Outstanding shares amount (in Dollars)	$ 5,409,194
Transferred shares with discount price		50.00%
Percentage of general and administrative expenses		50.00%
Percentage of transferred with repurchase		50.00%
Amortization period		5 years
Total unrecognized compensation expense (in Dollars)
Common Stock [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued (in Shares)	31,461,568
Mr. Yiran Xu [Member]
Share-Based Compensation [Line Items]
Shares owned		50.00%
Share-Based Payment Arrangement [Member] | Mr. Yiran Xu [Member]
Share-Based Compensation [Line Items]
Shares owned		50.00%